Operating Revenue by Geographic Location	12 Months Ended
Dec. 31, 2020
Operating Revenue by Geographic Location
Operating Revenue by Geographic Location

15. Operating Revenue by Geographic Location

Operating revenue by geographic location of the customers for the years ended December 31, was as follows (in thousands):

Continent	2020	2019	2018
Australia—Asia	$203,991	$222,328	$255,476
Europe	242,704	211,312	196,880
America	14,899	13,604	6,376
Total Revenue	$461,594	$447,244	$458,732